Service and Premier Shares [Member] Expense Example - U.S. GOVERNMENT PORTFOLIO	Nov. 30, 2025 USD ($)
Service Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 26
Expense Example, with Redemption, 3 Years	83
Expense Example, with Redemption, 5 Years	145
Expense Example, with Redemption, 10 Years	330
Premier Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	26
Expense Example, with Redemption, 3 Years	83
Expense Example, with Redemption, 5 Years	145
Expense Example, with Redemption, 10 Years	$ 330